Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2011
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2012